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                                UNITED STATES

                     SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549

                                  FORM 13F

                             FORM l3F COVERPAGE



Report for the Calendar Year or Quarter Ended:  12/31/03
                                                --------

Check here if Amendment [ ]; Amendment Number:
                                                --------

  This Amendment (Check only one.): [ ] is a restatement.

                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Income Research & Management, Inc.
      -----------------------------------

Address:  Two International Place
         ------------------------

          23rd floor
         ------------------------

          Boston, MA 02110-4106
         ------------------------

Form l3F File Number:  28-10329
                      -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:   Christina Gaughran
        -------------------------

Title:  Assistant Vice President
        -------------------------

Phone:  (617) 330-9333
        -------------------------


Signature, Place, and Date of Signing:

Christina Gaughran          Boston, MA            2/2/2004
------------------        -------------           --------
    {Signature]           [City, State]            [Date]

Report Type (Check only one.):

[X] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] l3FNOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] l3F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                            FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:    0
                                   -------
Form 13F Information Table Entry Total:  62
                                       -------

Form 13F Information Table Value Total:   448,356
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form l3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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                                                                                                                      COLUMN 8
COLUMN 1                   COLUMN 2          COLUMN 3  COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7   VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS     CUSIP     MARKET   SHRS OR    SH/     PUT/   INVESTMENT   OTHER    ------------------
                                                       X($1000)  PRN AMT    PRN     CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE

JOHNSON & JOHNSON          SDCV             02261WAB5   11499     15860     PRN       P        SOLE       NONE                 NONE
TIME WARNER                NOTE 12/0        02364JAC8   46890     74957     PRN       P        SOLE       NONE                 NONE
AMERICAN INTL GROUP        DBCV 11/0        026874AP2   55147     83880     PRN       P        SOLE       NONE                 NONE
AMGEN INC                  NOTE 3/0         031162AE0   12558     16675     PRN       P        SOLE       NONE                 NONE
BERKSHIRE H.               CL A              84670108    590        7       SH                 SOLE       NONE                 NONE
BOEING                     COM               97023105    717      17000     SH                 SOLE       NONE                 NONE
BRISTOL-MYER               DBCV 9/1         110122AM0   10368     10000     PRN       P        SOLE       NONE                 NONE
CSX CORP                   DBCV 10/3        126408GA5    3489     4075      PRN       P        SOLE       NONE                 NONE
CENDANT                    COM              151313103    178      8000      SH                 SOLE       NONE                 NONE
CENDANT                    DEBT 2/1         151313AF0    3020     4000      PRN       P        SOLE       NONE                 NONE
CITIGROUP                  COM              172967101    1205     25000     SH                 SOLE       NONE                 NONE
CORNING                    COM              219350105    105      10000     SH                 SOLE       NONE                 NONE
COUNTRYWIDE CREDIT         LYON ZERO        222372AD6    2788     2310      PRN       P        SOLE       NONE                 NONE
COUNTRYWIDE CREDIT         LYON ZERO        222372AE4    284       235      PRN       P        SOLE       NONE                 NONE
DEVON ENERGY-CHV           DEB 4.95 8/1     25179MAB9    4470     4185      PRN                SOLE       NONE                 NONE
DIAMOND OFFSHORE DRILLING  SR DB CV 144A    25271CAD4    1846     2000      PRN       P        SOLE       NONE                 NONE
DIAMOND OFFSHORE DRILLING  SUB DB CONV      25271CAE2   15855     17175     PRN       P        SOLE       NONE                 NONE
WALT DISNEY                Note 2.125% 4/1  254687AU0    6249     5850      PRN       P        SOLE       NONE                 NONE
DUKE ENERGY                NOTE 1.75% 5/1   264399EJ1    4939     4750      PRN       P        SOLE       NONE                 NONE
EOP OPERATING LP           Note 7.250%11/1  268766BR2    3483     3250      PRN                SOLE       NONE                 NONE
ENTERCOM COMM              CL A             293639100    371      7000      SH                 SOLE       NONE                 NONE
FIRST DATA CORP            SR CV DBT SEC    319963AD6    6018     5500      PRN       P        SOLE       NONE                 NONE
FORD                       COM              345370860    657      41000     SH                 SOLE       NONE                 NONE
GENERAL MILLS              DBCV 10/2        370334AU8    805      1150      PRN       P        SOLE       NONE                 NONE
GENERAL MOTORS (sh)        DEB SR CONV B    370442733    9289    345710     SH        P        SOLE       NONE                 NONE
HCC INSURANCE              NOTE 1.30% 4/0   404132AB8   14479     13650     PRN       P        SOLE       NONE                 NONE
HEWLETT PACKARD            SBLYON 144A      428236AA1    944      1675      PRN                SOLE       NONE                 NONE
HEWLETT PACKARD            SB LYON ZERO     428236AC7    1514     2685      PRN                SOLE       NONE                 NONE
HORACE MANN EDUCATORS      NOTE 1.425% 5/1  440327AG9    925      2000      PRN       P        SOLE       NONE                 NONE
INTL PAPER                 DBCV 6/2         460146BM4    4533     8250      PRN       P        SOLE       NONE                 NONE
RUSSELL 2000               COM              464287655    301      2700      SH                 SOLE       NONE                 NONE
LEGG MASON                 NOTE 6/0         524901AG0    2159     3400      PRN       P        SOLE       NONE                 NONE
LIBERTY MEDIA              COM              530718105    315      26500     SH                 SOLE       NONE                 NONE
LOWES COMPANIES            NOTE 2/1         548661CF2   15728     17165     PRN       P        SOLE       NONE                 NONE
MARSH MACLEN               COM              571748102    1978     41500     SH                 SOLE       NONE                 NONE
MATTEL                     COM              577081102    176      9152      SH                 SOLE       NONE                 NONE
MEDTRONIC INC              CONV DEB 144A    585055AA4    7905     7675      PRN       P        SOLE       NONE                 NONE
MEDTRONIC INC              CONV DEB 144A    585055AB2   13724     13325     PRN       P        SOLE       NONE                 NONE
MERCK                      COM              589331107    707      15300     SH                 SOLE       NONE                 NONE
MERRILL LYNCH              LYON ZERO        590188A65   30543     56120     PRN       P        SOLE       NONE                 NONE
MERRILL-KR                 MTNF 1% 2/1      59018SZ23    4066     4175      PRN                SOLE       NONE                 NONE
MILACRON INC               COM              598709103     46      11000     SH                 SOLE       NONE                 NONE
MOTOROLA                   COM              620076109    359      25600     SH                 SOLE       NONE                 NONE
NORTHROP                   COM              666807102    609      6400      SH                 SOLE       NONE                 NONE
PMI GROUP INC              DBCV 2.125% 6/0  69344MAE1    1118     1000      PRN       P        SOLE       NONE                 NONE
QWEST COMMUNICATIONS       COM              749121109    277      64000     SH                 SOLE       NONE                 NONE
RADIAN                     DBCV 2.125% 6/0  750236AF8    9021     8500      PRN       P        SOLE       NONE                 NONE
RAYMOND JAMES              COM              754730109    284      7594      SH                 SOLE       NONE                 NONE
RITE AID                   COM              767754104    198      32925     SH                 SOLE       NONE                 NONE
SCHLUMBERGER SER B         DBCV 2.125% 6/0  806857AD0    348       350      PRN       P        SOLE       NONE                 NONE
SOLECTRON                  COM              834182107     91      15500     SH                 SOLE       NONE                 NONE
SUN MICROSYSTEMS           COM              866810104     75      17000     SH                 SOLE       NONE                 NONE
THERMO ELECTRON CORP       COM              883556102    275      11000     SH                 SOLE       NONE                 NONE
TIME WARNER                COM              887317105    479      30500     SH                 SOLE       NONE                 NONE
TRAVELERS (sh)             NT CV JR 2032    89420G307   20632    844200     SH                 SOLE       NONE                 NONE
TRI CONTINENTAL            COM              895436103     92      5606      SH                 SOLE       NONE                 NONE
TYCO                       COM              902124106    388      14550     SH                 SOLE       NONE                 NONE
VERIZON GLOBAL             NOTE 5/1         92344GAN6   76457    126615     PRN       P        SOLE       NONE                 NONE
VERIZON GLOBAL             DB CV ZRO 144A   92344GAP1    2044     3385      PRN       P        SOLE       NONE                 NONE
WACHOVIA CORP              COM              929903102    265      5675      SH                 SOLE       NONE                 NONE
WASTE MANAGEMENT           COM              94106L109    589      20000     SH                 SOLE       NONE                 NONE
XL CAPITAL                 DBCV 10/2        98372PAB4   31891     50113     PRN       P        SOLE       NONE                 NONE
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